Stock Index Fund Investment Objectives and Goals - Stock Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Stock Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stock Index Fund is a stock fund that seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor’s 500® Index (the “Index”), which emphasizes stocks of large U.S. companies.